The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Conservative Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Conservative Fund and Columbia Portfolio Builder Moderate Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 30, 2012 (Accession No. 0001193125-12-143785), which is incorporated herein by reference.